Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,623,957	$ 10,699,679
Restricted cash	1,000,000	1,250,000
Accounts receivable, net	13,898,305	10,997,389
Prepaid expenses and other	2,520,676	1,912,357
Total current assets	19,042,938	24,859,425
Property, plant and equipment	3,719,621	1,925,056
Intangible assets	18,151,665	9,589,399
Goodwill	7,694,111	6,750,107
Right-of-use assets	51,838,022	29,519,706
Total assets	100,446,357	72,643,693
Current liabilities:
Accounts payable and accrued liabilities	20,271,623	9,770,640
Current portion of loans payable	2,376,335	513,992
Current portion of lease liabilities	11,123,391	6,557,690
Current portion of shareholder loan	46,995
Other payables	2,234,810	348,187
Non-controlling interest loans	94,136	85,214
Deferred and contingent consideration	1,000,000	1,250,000
Total current liabilities	37,147,290	18,525,723
Loans payable	50,027,818	13,052,641
Lease liabilities	41,802,231	24,475,997
Shareholder loan	2,065,443
Total liabilities	131,042,782	56,054,361
Shareholders' equity:
Common shares	114,120,362	98,408,917
Contributed surplus	4,552,067	4,204,280
Deficit	(147,015,575)	(85,285,760)
Total shareholders' equity excluding non-controlling interest	(28,343,146)	17,327,437
Non-controlling interest	(2,253,279)	(738,105)
Total shareholders' (deficit) equity	(30,596,425)	16,589,332
Contingencies
Total liabilities and shareholders' (deficit) equity	$ 100,446,357	$ 72,643,693